Related-party balances and transactions (Details Text) (Detail) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Related-party balances and transactions (Details Text)
Key management personnel compensation, short-term employee benefits	R$ 17,335	R$ 39,047